Issued Capital and Reserves - Summary of Authorized Shares (Detail) - $ / shares	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of classes of share capital [line items]
Face value per share	$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares	20,000,000
Face value per share	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Preference shares [member] | Series A preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	4,723,330
Face value per share	$ 0.00001
Preference shares [member] | Series B preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	3,117,915
Face value per share	$ 0.00001
Preference shares [member] | Series B-1 preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	899,153
Face value per share	$ 0.00001
Preference shares [member] | Series X preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	2,500,000
Face value per share	$ 0.00001